West Hills Tactical Core Fund Investment Risks - West Hills Tactical Core Fund	Nov. 01, 2024
Prospectus [Line Items]
Risk [Text Block]

Principal Investment Risks

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility, and there can be no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are:

Cash and Cash Equivalents Risk: At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Common Stock Risk: The Fund may have significant investments in common stocks. Historically, common stocks are more volatile than other securities such as bonds. The common stock of a company that experiences financial distress may lose significant value or become worthless. The rights of common stockholders are subordinate to all other claims on a company’s assets including debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Cybersecurity Risk: Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

ETF Risk: The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, pandemics, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long-term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio.

Put and Call Option Risk: The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

Investment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility, and there can be no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are:

Cash and Cash Equivalents Risk: At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Common Stock Risk: The Fund may have significant investments in common stocks. Historically, common stocks are more volatile than other securities such as bonds. The common stock of a company that experiences financial distress may lose significant value or become worthless. The rights of common stockholders are subordinate to all other claims on a company’s assets including debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Cybersecurity Risk: Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

ETF Risk: The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, pandemics, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long-term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio.

Put and Call Option Risk: The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

Risk Factors In Futures Transactions [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk Factors in Futures Transactions

Liquidity Risk. Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund’s access to other assets held to cover its futures positions also could be impaired.

Risk of Loss. Although the Fund believes that the use of such contracts will benefit the Fund, the Fund’s overall performance could be worse than if the Fund had not entered into futures contracts if the Adviser’s investment judgment proves incorrect. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market that may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. The Fund will only engage in futures transactions when it is believed these risks are justified and will engage in futures transactions primarily for risk management purposes.

Correlation Risk. The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not match exactly the Fund’s current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests—for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities—which involves a risk that the futures position will not correlate precisely with the performance of the Fund’s investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund’s investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund’s investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Fund’s futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund’s other investments.

Margin Requirements

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the FCM when the contract is entered into. Initial margin deposits:

•	Are equal to a percentage of the contract’s value, as set by the exchange on which the contract is traded;
•	May be maintained in cash or certain other liquid assets by the Fund’s custodian for the benefit of the FCM; and
•	Are similar to good faith deposits or performance bonds.

Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund’s investment limitations. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM’s other customers. The Trust will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which it does business and by depositing margin payments in a segregated account with the Trust’s custodian.

Real Estate Investment Trusts. The Fund may invest in securities of real estate investment trusts (“REITs”). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as “Equity REITs”, “Mortgage REITs” and “Hybrid REITs.” An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Investment Restrictions

Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental Restrictions”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term “majority” of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices, which may be changed by the Board without the approval of shareholders to, the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental Restrictions”).

1. Borrowing Money. The Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage ratio of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage ratio of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry or group of industries. The Fund will not invest 25% or more of its total assets in any investment company that concentrates. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within 90 days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

Non-Fundamental Risks. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental Risks (see “Investment Limitations - Fundamental” above).

1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in paragraph 1 above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation. Not more than 33.33% of the Fund’s assets may be pledged in accordance with this restriction.

2. Leveraging. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, or futures contracts.

4. Illiquid Investments. The Fund will not invest 15% or more of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid investments. In the event the Fund exceeds this 15% limitation, the Fund will not purchase additional illiquid investments until the Fund is back into compliance with the 15% limitation.

5. Loans. The Fund may not lend any security if, as a result, more than 33 1/3% of its total assets would be lent to other parties. This Fund does not intend to make any loans other than securities loans, purchases of debt securities or other debt instruments, or repurchase agreements.

Temporary Defensive Positions

To respond to adverse market, economic, political or other conditions, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies For example, the Fund may hold all or a portion of its assets in money market instruments or money market funds. If the Fund invests in shares of a money market fund or other investment company, the shareholders of that Fund will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective, and the Fund may pay higher commissions as a result of increased portfolio turnover. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

PORTFOLIO TURNOVER

Turnover rates are primarily a function of the Fund's response to market conditions. The portfolio turnover rate of the Fund for the fiscal periods ended June 30, 2024 and June 30, 2023 were 20.43% and 9.46%, respectively.

MANAGEMENT OF THE FUND

The Board supervises the business activities of the Trust and appoints the officers. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed. The Fund, the Frank Value Fund, and the Camelot Event-Driven Fund are the only series in the “Fund Complex.” The Board generally meets quarterly to review Fund progress and status. For the period July 1, 2023 through June 30, 2024, the Board met four times.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name, Address[1] and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Jason W. Frey Year of Birth: 1979	Trustee	Indefinite/ June 2004 - present	Software Developer, International Business Machines Corp, a technology company, December 2012 to present.	3	None

Andrea Nitta Year of Birth: 1982	Trustee	Indefinite/ December 2009 - present	Accounting Manager, WEI Mortgage Corporation, May 2016 to present.	3	None
Hemanshu Patel Year of Birth: 1984	Trustee	Indefinite/ December 2009 - present	CFO Curiosity Games (d.b.a. The Escape Game) July 2024 to present. Vice President, North Castle Partners, private equity firm, February 2016 to July 2024.	3	None
Jeffry Brown Year of Birth: 1955	Trustee	Indefinite / August 2019 – present	CEO, Azimut Alternative Capital Partners; Self-employed, Consultant to Mutual Fund and Private Equity industries 2017 – Present.	3	Azimut Alternative Capital Partners

[1] The address of each Trustee is c/o Frank Funds, 781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address[1] and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Brian J. Frank[2] Year of Birth: 1981	President, Treasurer, Chief Compliance Officer, and Trustee	Indefinite/Treasurer, and Chief Compliance Officer, June 2004 – present; President and Trustee, September 2009 - present	Managing Partner of Frank Capital Partners LLC since June 2003	3	None
Monique M. Weiss[2] Year of Birth: 1969	Secretary	Indefinite/September 2009 - present	Self-employed, Consultant to Mutual Fund Industry, 2006 – present	N/A	N/A

[1] The address of each officer and Trustee is c/o Frank Funds, 781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149.

[2] Brian Frank is considered an “interested” Trustee, as defined in the 1940 Act, because he is affiliated with the Adviser. Brian Frank and Monique Weiss are married.

Board Leadership Structure.  The Fund is led by Mr. Brian Frank, who has served as the President of the Board since 2009.  Mr. Frank is an interested person by virtue of his position as Managing Partner of the Adviser.  The Board is comprised of Mr. Frank and four persons who are not “interested persons” of the Fund, as defined under the 1940 Act (each an “Independent Trustee,” together the “Independent Trustees”).  The Fund does not have a lead Independent Trustee, but governance guidelines provide that Independent Trustees will meet in executive session at each Board meeting.  The President of the Board is generally responsible for (a) chairing Board meetings, (b) setting the agendas for these meetings, and (c) providing information to Board members in advance of each Board meeting and between Board meetings.  Generally, the Fund believes it best to have a single leader who is seen by shareholders, business partners, and other stakeholders as providing strong leadership.  The Fund believes that its President, together with the Audit Committee and the full Board, provides effective leadership that is in the best interests of the Fund and each shareholder.

Board Risk Oversight.  The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis when and if necessary.  The Audit Committee, which has a separate chair, considers financial risks and reporting risks within its area of responsibilities.  Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications.  Generally, the Board collectively believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes, and (iv) skills.  Mr. Frank has over 20 years of business experience in the investment management business and is skilled in portfolio and risk management functions.  Mr. Patel has a B.S. degree in finance from Rutgers University and over 15 years of experience in the financial services industry. Mr. Patel is knowledgeable in company valuation, stemming from his experience in investment banking and private equity, and his knowledge of finance contributes to the Board’s understanding of the strategies implemented by the Trust’s portfolio managers. Ms. Nitta has a B.S. degree in finance from New York University’s Stern School of Business and over 20 years of experience in the financial services industry. Ms. Nitta has a background in financial accounting, originating from her experience with Ernst & Young and continuing with her current position as assistant controller at Radiology Affiliates Imaging. Her knowledge of public accounting contributes to the Board’s understanding of the Trust’s annual audit. Mr. Frey has over 20 years of experience in the banking and software industries. His knowledge of financial systems and regulation is helpful for the Board’s examination of best execution practices. Mr. Brown has an MBA from the University of California, Los Angeles, and a JD from University of Wisconsin Law School, and over 20 years experience in the financial services industry. Mr. Brown has a background in fixed income, management, private equity, and also a certificate in Cybersecurity Oversight from Carnegie Mellon University. His knowledge of the asset management business contributes to the Board’s understanding of the Trust’s overall strategy.

Audit Committee. The Board’s Audit Committee consists of each of the Independent Trustees. The Audit Committee is responsible for overseeing the Trust’s accounting and financial reporting policies and practices; its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Trust’s financial statements and the independent audit of the financial statements; and acting as a liaison between the Trust’s independent auditors and the full Board. None of the audit committee members are “Interested” as defined in the 1940 Act. The Audit Committee held two meetings during the fiscal year ended June 30, 2024.

As of December 31, 2023, the Trustees owned the following amounts in the Fund:

Name of Trustee or Officer	Dollar Range of Securities In The Fund	Aggregate Dollar Range of Securities In Trust
Brian J. Frank	$10,001 - $50,000	Over $100,000
Jason W. Frey	None	$10,001 - $50,000
Andrea Nitta	None	$10,001 - $50,000
Hemanshu Patel	None	$10,001 - $50,000
Jeffry Brown	None	None

The following table describes the compensation paid to the Trustees for the fiscal year ended June 30, 2024. Trustees of the Fund who are deemed “interested persons” of the Trust, and officers of the Fund, receive no compensation from the Fund.

Name	Aggregate Compensation from the Fund	Total Compensation from Trust
Brian J. Frank	$0	$0
Jason W. Frey	$533	$1,599
Andrea Nitta	$533	$1,599
Hemanshu Patel	$533	$1,599
Jeffry Brown	$533	$1,599

CODE OF ETHICS

Pursuant to the requirements of Rule 17j-1 under the 1940 Act and to protect against certain unlawful acts, practices, and courses of business by certain individuals or entities related to the Fund, the Fund and the Adviser have adopted a Code of Ethics and procedures for implementing the provisions of the Code. The personnel of the Fund and the Adviser are subject to the Code when investing in securities that may be purchased, sold, or held by the Fund.

DISCLOSURE CONCERNING PROXY VOTING
RELATED TO PORTFOLIO SECURITIES

The Board has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of the Fund’s shareholders, and those of the Adviser or an affiliated person of the Adviser. In such a case, the Trust’s policy requires that the Adviser abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board to make a voting decision. The Adviser shall make a written recommendation of the voting decision to the Board, which shall include: (i) an explanation of why it has a conflict of interest; (ii) the reasons for its recommendation; and (iii) an explanation of why the recommendation is consistent with the Adviser’s proxy voting policies. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Adviser, is most consistent with the Adviser’s proxy voting policies and in the best interests of Fund shareholders. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.

The Adviser’s policies and procedures state that the Adviser generally relies on the individual portfolio manager(s) to make the final decision on how to cast proxy votes. When exercising its voting responsibilities, the Adviser’s policies call for an emphasis on (i) accountability of management of the company to its board, and of the board to the company’s shareholders, (ii) alignment of management and shareholder interests, and (iii) transparency through timely disclosure of important information about a company’s operations and financial performance. While no set of proxy voting guidelines can anticipate all situations that may arise, the Adviser has adopted guidelines describing the Adviser’s general philosophy when proposals involve certain matters. The following is a summary of those guidelines:

•	Electing a Board of Directors – A board should be composed primarily of independent directors, and key board committees should be entirely independent. The Adviser generally supports efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time;
•	Approving Independent Auditors – The relationship between a company and its auditors should be limited primarily to the audit engagement;
•	Providing Equity-Based Compensation Plans - Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value. Conversely, the Adviser is opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features;
•	Corporate Voting Structure - Shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company’s by-laws by a simple majority vote. The Adviser opposes super-majority requirements and generally supports the ability of shareholders to cumulate their votes for the election of directors; and
•	Shareholder Rights Plans - Shareholder rights plans, also known as poison pills, may tend to entrench current management, which the Adviser generally considers to have a negative impact on shareholder value.
•	Other Investment Companies - When the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

Information regarding the Fund’s proxy voting record during the most recent 12-month period ended June 30 is available at no charge, upon request, by calling 1-800-869-1679. The information also is available on the SEC’s website at www.sec.gov. In addition, a copy of the Fund’s proxy voting policies and procedures are also available on the Fund’s website at https://frankfunds.com or by calling 1-866-706-9790 and will be sent within 3 business days of receipt of a request.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons and Principal Holders

As of September 30, 2024, the following persons were the owners of more than 5% of the outstanding shares of the Fund:

Name and Address	Percentage of Ownership	Type of Ownership
First State Trust Co Wilmington, DE 19803	12.3%	Record & Beneficial
NFS LLC New York, NY 10281	12.2%	Record & Beneficial
NFS LLC New York, NY 10281	9.4%	Record & Beneficial
NFS LLC New York, NY 10281	7.7%	Record & Beneficial

Shareholders owning more than 25% of the shares of the Fund are considered to “control” the Fund as that term is defined under the 1940 Act. Persons controlling the Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser.

Management Ownership

As of September 30, 2024 the officers and Trustees owned 0.1% of the Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

The Board selected Frank Capital Partners, LLC as the adviser to the Fund. Monique M. Weiss owns 51% and Brian J. Frank owns 49% of the Adviser and are deemed to control the Adviser.

Under the terms of the management agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board; furnishes investment advice to the Fund on the basis of a continuous review of the portfolio; and recommends to the Fund when and to what extent securities should be purchased or sold. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.99% of the average daily net assets of the Fund.

The Agreement continued for an initial term of two years, and will continue on a year to year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of Trustees who are neither parties to the agreement nor interested persons in the 1940 Act, at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time without the payment of any penalty by the Board or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to the Adviser. In the event of its assignment, the Agreement will terminate automatically. A discussion of the Board’s considerations in renewing the Agreement is provided in the Annual Form N-CSR dated June 30, 2024.

The Adviser has agreed to waive management fees and/or reimburse the Fund for expenses it incurs, but only to the extent necessary to maintain the Fund’s total net annual operating expenses (exclusive of any front-end or contingent deferred loads, taxes, all interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses, and extraordinary expenses such as litigation) at 1.49% (“Expense Cap”) of the Fund’s average daily net assets through October 31, 2027 for assets below $7,500,000. For assets above $7,500,000 the Adviser will reduce the Expense Cap to 0.99%, and once total assets exceed $12,000,000 the Adviser will permanently reduce the Expense Cap to 0.99% on all assets. Any waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three years following date of such waiver or reimbursement, if the Fund is able to make the repayment without exceeding its current expense limitations and the repayment is approved by the Board. This expense limitation agreement was approved by the Board on June 26, 2024 and will continue in effect for successive twelve-month period provided that such continuance is approved at least annually by a majority of the Board.

For the fiscal years ended June 30, 2024, June 30, 2023 and June 30, 2022 the Adviser earned no net management fees from the Fund.

The Portfolio Manager

Mr. Alan McClymonds (the “Portfolio Manager”) is the portfolio manager responsible for the day-to-day management of the Fund. As of October 1, 2024, the Portfolio Manager was responsible for the management of the following types of accounts, in addition to the Fund:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	$0	None	$0
Other Pooled Investment Vehicles	0	$0	None	$0
Other Accounts	0	$0	None	$0

As of October 1, 2024, the Portfolio Manager managed the accounts listed above. The Adviser has not identified any material conflicts between the Fund and other accounts managed by the Portfolio Manager. However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Fund and the other accounts. The management of the Fund and the other accounts may result in unequal time and attention being devoted to the Fund and the other accounts. Another potential conflict of interest may arise where another account has the same investment objective as the Fund, whereby the Portfolio Manager could favor one account over another. Further, a potential conflict could include the Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of the other accounts and to the disadvantage of the Fund. These potential conflicts of interest could create the appearance that the Portfolio Manager is favoring one investment vehicle over another. The Adviser has adopted a trade allocation policy requiring sequential execution of trades when more than one account managed by the Adviser is purchasing or selling the same security. Where the Fund and other accounts managed by the Portfolio Manager are purchasing or selling the same security, the trade for the Fund will be placed on one day and the trades for the other accounts will be placed on successive days, or vice versa. The Adviser will alternate the party that trades first.

While the Fund pays the Adviser a fee based on assets under management, Mr. Alan McClymonds’ compensation from the Adviser is not fixed. Mr. McClymonds’ compensation is based upon the Fund’s profitability. There are no bonuses, options, deferred compensation, or retirement plans associated with his service to the Fund.

The following table shows the dollar range of equity securities beneficially owned by the Portfolio Manager in the Fund as of October 1, 2024.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Alan McClymonds	Over $100,000

Custodian

The UMB Financial Corporation, located at 1010 Grand Boulevard, Kansas City, MO 64106, is custodian of the Fund’s investments. The custodian acts as the Fund’s depository, provides safekeeping of its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties.

Fund Services

Mutual Shareholder Services, LLC (“MSS”), 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147, acts as the Fund’s transfer agent. MSS maintains the records of the shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. MSS receives an annual fee from the Adviser of $11.50 per shareholder (subject to a minimum monthly fee of $775.00 per fund in the Fund Complex) for these transfer agency services.

In addition, MSS provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, MSS receives an annual fee from the Adviser based on the average value of the Fund. These fees are: from $0 to $25 million in assets the annual fee is $21,000, from $25 million to $50 million in assets the annual fee is $30,500, from $50 million to $75 million in assets the annual fee is $36,250, from $75 million to $100 million in assets the annual fee is $42,000, from $100 million to $125 million in assets the annual fee is $47,750, from $125 million to $150 million in assets the annual fee is $53,500, and for asset above $150 million the annual fee is $59,250. MSS will apply a discount ranging from 10-60% depending on the net assets of the Fund until the Fund reaches $11 million in assets.

During the fiscal years ended June 30, 2024, June 30, 2023, and June 30, 2022, MSS received $25,168, $22,609, and $20,042, respectively, for those fund accounting and transfer agent services.

Independent Registered Public Accounting Firm

The firm of Sanville & Company, 2617 Huntingdon Pike, Huntingdon Valley, PA 19001, has been selected as independent public accountants for the Fund for the fiscal year ending June 30, 2024. Sanville & Company performs an annual audit of the Fund’s financial statements and provides financial, tax, and accounting services as requested.

Fund Administrator

Frank Capital Partners (the “Administrator”) provides the Fund with certain compliance and administrative services. The Administrator is located at 781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149. For these services, the Fund pays the Administrator an annual asset-based fee of 0.21% of the average net assets of the Fund. During the fiscal years ended June 30, 2024, 2023, and 2022 the Administrator received $15,480, $13,644, and $11,875, respectively.

Rule 12b-1 Plan

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 under the 1940 Act for the Fund (the “Plan”) pursuant to which the Fund is authorized to pay fees to the Distributor for providing distribution and/or shareholder services to the Fund.  Under the Plan, the Fund may pay distribution and/or shareholder service fees at an annual rate of 1.00% of the Fund’s average net assets.  Such fees are to be paid by the Fund monthly, or at such other intervals, as the Board shall determine. Such fees shall be based upon the Fund’s average daily net assets during the preceding month, and shall be calculated and accrued daily. The Fund may pay fees to the Distributor at a lesser rate, as agreed upon by the Board and the Distributor. The Plan authorizes payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators, and others (“Recipients”) to provide these services and paying compensation for these services.

The services to be provided by Recipients may include, but are not limited to, the following: assistance in the offering and sale of Fund shares and in other aspects of the marketing of the shares to clients or prospective clients of the respective recipients; answering routine inquiries concerning the Fund; assisting in the establishment and maintenance of accounts or sub-accounts in the Fund and in processing purchase and redemption transactions; making the Fund’s investment plan and shareholder services available; and providing such other information and services to investors in shares of the Fund as the Adviser or the Trust, on behalf of the Fund, may reasonably request. The distribution services shall also include any advertising and marketing services provided by or arranged by the Adviser with respect to the Fund. The Distributor may be compensated by the Adviser for its distribution and marketing efforts.

The Distributor is required to provide a written report, at least quarterly to the Board of the Trust, specifying in reasonable detail the amounts expended pursuant to the Plans and the purposes for which such expenditures were made.  Further, the Distributor will inform the Board of any Rule 12b-1 fees to be paid by the Adviser to Recipients.

The Plan became effective on June 17, 2008. The initial term of the Plan was one year, and it continues in effect from year to year thereafter, provided such continuance is specifically approved at least annually by a majority of the Board including a majority of the Trustees who are not “interested persons” of the Trust and do not have a direct or indirect financial interest in the Plan (the “Plan Independent Trustees”) by votes cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated at any time by the Trust or the Fund by vote of a majority of the Plan Independent Trustees or by vote of a majority of the outstanding voting shares of the Fund.

The Plan may not be amended to increase materially the amount of the Distributor’s compensation to be paid by the Fund, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the respective class of the Fund (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board and a majority of the Plan Independent Trustees by votes cast in person at a meeting called for the purpose of voting on the Plan.

Any agreement related to the Plan will be in writing and provide that: (a) it may be terminated by the Trust or the Fund at any time upon sixty days’ written notice, without the payment of any penalty, by vote of a majority of the respective Plan Independent Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the Fund; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Plan Independent Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

Since of July 1, 2018, the Fund accrued distribution and shareholder service fees at an annual rate of 0.00% under the Plan.

For the fiscal years ended June 30, 2024 and June 30, 2023, the Fund’s shares paid $0 and $0, respectively, under the Plan.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to policies established by the Board, the Adviser is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. The Adviser may not give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions. However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell the Fund’s shares so long as such placements are made pursuant to policies approved by the Board that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts. The Fund’s former adviser was also a registered broker-dealer and executed securities trades for the Fund through the former adviser as a broker-dealer. For the fiscal years ended June 30, 2024, 2023, and 2022, the Fund paid brokerage commissions of $3,397, $3,943, and $5,218, respectively.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion, and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities, and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which are filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-PORT as applicable within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor). The Fund has an ongoing arrangement to release portfolio holdings to Morningstar for Morningstar to assign a rating or ranking to the Fund. Portfolio holdings will be supplied to Morningstar no more frequently than quarterly and only after the Fund has filed a Form N-CSR or Form N-PORT as applicable with the SEC.

Pursuant to policies and procedures adopted by the Board, the Fund has ongoing arrangements to release portfolio holdings information on a daily basis to the Adviser, the Administrator, the transfer agent, the fund accounting Agent and the custodian and on an as needed basis to other third parties providing services to the Fund. The Adviser, Administrator, transfer agent, fund accounting agent and custodian receive portfolio holdings information daily to carry out the essential operations of the Fund. The Fund discloses portfolio holdings to its auditors, legal counsel, proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers as needed to provide services to the Fund. The lag between the date of the information and the date on which the information is disclosed to these third parties will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time.

The Fund, the Adviser, the Administrator, the transfer agent, the fund accounting agent and the custodian are prohibited from entering into any special or ad hoc arrangements with any persons to make available information about the Fund’s portfolio holdings without the specific approval of the Board. Any party wishing to release portfolio holdings information on an ad hoc or special basis must submit any proposed arrangement to the Board, which will review such arrangement to determine whether it is (i) in the best interests of Fund shareholders, (ii) whether the information will be kept confidential (based on the factors discussed below) (iii) whether sufficient protections are in place to guard against personal trading based on the information and (iv) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Adviser, or any affiliated person of the Fund or the Adviser. Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings.

Information disclosed to third parties, whether on an ongoing or ad hoc basis, is disclosed under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. The agreements with the Fund’s transfer agent, fund accounting agent and custodian contain confidentiality clauses, which the Board and these parties have determined extend to the disclosure of nonpublic information about the Fund’s portfolio holding and the duty not to trade on the non-public information. The Adviser has entered into a separate written confidentiality agreement that prohibits the disclosure of nonpublic information about the Fund’s portfolio holdings and includes a duty not to trade on the non-public information.

PURCHASE, REDEMPTION, AND PRICING OF SHARES

Purchase of Shares

Investors may only purchase Fund shares after receipt of a current Prospectus and by filling out and submitting an application supplied by the Fund.

Pricing of Shares

The price (net asset value) of the shares of the Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business. For a description of the methods used to determine the net asset value, see “Determination of Net Asset Value” in the Prospectus.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, as the valuation designee, in conformity with guidelines adopted by the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

TAX CONSEQUENCES

Under provisions of Subchapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, intends to be relieved of federal income tax on the amounts distributed to shareholders. To qualify as a “regulated investment company” under Subchapter M, at least 90% of the Fund’s income must be derived from dividends, interest and gains from securities transactions, and no more than 50% of the Fund’s total assets may be in two or more securities that exceed 5% of the total assets of the Fund at the time of each security’s purchase. Not qualifying under Subchapter M of the Internal Revenue Code would cause the Fund to be considered a personal holding company subject to normal corporate income taxes. This would reduce the value of shareholder holdings by the amount of taxes paid. Any subsequent dividend distribution of the Fund’s earnings after taxes would still be taxable as received by shareholders. The Jobs and Growth and Tax Relief Reconciliation Law of 2003 reduced the rate on “qualifying dividends” to 15% (5% for those in 10% or 15% income tax bracket). The Fund may invest in companies that pay “qualifying dividends.” Investors in the Fund may benefit from the tax law and its lower tax rate on taxable quarterly dividend payments, attributable to corporate dividends, distributed by the Fund.

The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward indefinitely and retain the character of the original loss. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

Tax Distribution: The Fund’s distributions (capital gains and dividend income), whether received by shareholders in cash or reinvested in additional shares of the Fund, may be subject to federal income tax payable by shareholders. All income realized by the Fund including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Board. Dividends received shortly after purchase of Fund shares by an investor will have the effect of reducing the per share net asset value of his/her shares by the amount of such dividends or distributions. You should consult a tax advisor regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

Federal Withholding: The Fund is required by federal law to withhold 28% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. To avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

An additional 3.8% Medicare tax generally will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that any such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts. Shareholders should consult their tax advisors about the application of federal, state, local and foreign tax law in light of their particular situation. Should additional series, or funds, be created by the Trustees, the Fund would be treated as a separate tax entity for federal tax purposes.

Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by the Fund and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund.  FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of  foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA.  Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

TAXATION OF THE FUND

The Fund has qualified under Subchapter M of the Internal Revenue Code. If the Fund does not qualify under Subchapter M, it would be liable for federal income tax on its capital gains and net investment income currently distributed to its shareholders, resulting in a second level of taxation that would substantially reduce net after-tax returns from the Fund.

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Fund’s tax basis capital gains and losses and undistributed ordinary income are determined at the end of each fiscal year. As of June 30, 2024, the Fund’s capital loss carry forwards were $28,491 with an indefinite expiration date.

The capital gains (losses) shown may differ from corresponding accumulated net realized gain (loss) reported on the statement of assets and liabilities due to certain temporary book/tax differences due to temporary book/tax differences due to the deferral of  losses on wash sales.  Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term.

FINANCIAL STATEMENTS

The financial statements and independent registered public accounting firm’s report required to be included in this Statement of Additional Information are incorporated herein by reference to the Fund’s Annual Form N-CSR for the fiscal year ended June 30, 2024. You can obtain the Annual Form N-CSR without charge by calling the Fund at 1-866-706-9790 or by clicking this link.

FRANK CAPITAL PARTNERS LLC PROXY POLICY

Pursuant to rules established by the Securities and Exchange Commission (the “Commission”), under the Investment Company Act of 1940, as amended, the Board of Frank Funds (the “Trust”) has adopted the following formal, written guidelines for proxy voting by the Trust. The Board of the Trust oversees voting policies and decisions for each series of the Trust (the “Funds”).

Each Fund exercises its proxy voting rights with regard to the companies in the Fund’s investment portfolio, with the goals of maximizing the value of the Fund’s investments, promoting accountability of a company’s management and board of directors to its shareholders, aligning the interests of management with those of shareholders, and increasing transparency of a company’s business and operations.

In general, the Board of the Trust believes that each Fund’s investment adviser which selects the individual companies that are part of the Fund’s portfolio, is the most knowledgeable and best suited to make decisions about proxy votes. Therefore, the Trust defers to and relies on the Funds’ investment advisers to make decisions on casting proxy votes.

In some instances, an adviser may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders, and those of the adviser or an affiliated person of the adviser. In such a case, the adviser is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board to make a voting decision. The adviser shall make a written recommendation of the voting decision to the Board, which shall include: (i) an explanation of why it has a conflict of interest; (ii) the reasons for its recommendation; and (iii) an explanation of why the recommendation is consistent with the adviser’s proxy voting policies. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the adviser, is most consistent with the adviser’s proxy voting policies and in the best interests of Fund shareholders. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.

Notwithstanding the forgoing, the following policies will apply to investment company shares owned by a Fund. Under Section 12(d)(1) of the Investment Company Act of 1940, as amended, (the “1940 Act”), the Fund may only invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. Because the Funds may rely on Section 12(d)(1)(F), each Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the share s held by the Fund in the same proportion as the vote of all other holders of such security.

A copy of these Proxy Voting Policies and Procedures are available, without charge, upon request, by calling the Trust’s toll-free telephone number at (866) 313-1344 and on the Commission’s website at http://www.sec.gov. The Trust will send a copy of the Trust’s Proxy Voting Policies and Procedures within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

FRANK FUNDS

CAMELOT EVENT-DRIVEN FUND

781 Crandon Blvd. Unit 602

Key Biscayne, FL 33149

Telephone: (973) 887-7698 Toll Free: (866) 706-9790

Class A Shares: EVDAX

Institutional Class Shares: EVDIX

PROSPECTUS

November 1, 2024

Advised by: Camelot Event-Driven Advisors, LLC

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

TABLE OF CONTENTS

CAMELOT EVENT DRIVEN FUND SUMMARY	3
Investment Objective	3
Fees and Expenses	3
Portfolio Turnover	4
Principal Investment Strategies	4
Principal Investment Risks	5
Performance	8
Management	11
Purchase and Sale of Fund Shares	11
Tax Information	11
Payments to Broker-Dealers and Other Financial Intermediaries	11
ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES	12
Investment Objective	12
Principal Investment Strategies	12
Temporary Defensive Positions	15
Principal Investment Risks	15
Portfolio Holdings Disclosure	19
Cybersecurity	19
Management of the Fund	19
PURCHASING FUND SHARES	20
Share Classes	20
Determination of Net Asset Value	20
Purchasing Fund Shares	21
Opening An Account	21
REDEEMING FUND SHARES	24
Redemption Requirements	24
Redemption Price	25
Redemption Fee/Market Timing	25
Redemption Payment	25
DIVIDENDS, DISTRIBUTIONS AND TAXES	26
Dividends and Distributions	26
Taxes	26
DISTRIBUTION	27
Distributor	27
Distribution Plan	27
FINANCIAL HIGHLIGHTS	27

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, loss of money is a risk of investing